Income taxes (Details 1) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Income before income tax	$ 194,000		$ 917,000		$ 1,695,000
Hong Kong
Income before income tax	194,000		519,000		1,695,000
Computed tax using respective companies' statutory tax rates	(37,000)		(100,000)		78,000
Tax effect of expenses not deductible for tax purposes	(42,000)		(34,000)		(44,000)
Change in valuation allowances	(1,000)		62,000		(79,000)
Non-taxable income	72		0		0
Tax effect on tax losses not recognized	16		0		0
Tax effect on temporary difference	(35)		0		0
Income tax (expense) at effective tax rate	$ (27,000)		$ (72,000)		$ (45,000)
ZHEJIANG TIANLAN [Member]
Income before income tax | ¥		¥ 10,082		¥ 14,831		¥ 86,606
Computed tax using respective companies' statutory tax rates | ¥		1,737		2,152		12,991
(Over)-provision for income tax in prior years | ¥		754		(5)		(591)
Temporary differences | ¥		376		1,090		2,931
Tax effect of expenses not deductible for tax purposes | ¥		621		699		4,472
Tax effect of special deduction for research and development costs | ¥		(3,371)		(4,081)		(3,734)
Others | ¥		770		510		0
Income taxes expense /(credit) at effective tax rate | ¥		¥ 887		¥ 365		¥ (16,069)